PROSPECTUS SUPPLEMENT
PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Universal Account

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Pruco Life of New Jersey Variable Appreciable Account

Supplement dated June 21, 2024,
to
Prospectuses dated May 1, 2024
for
VUL Protector® and PruLife® SVUL Protector® Contracts

This supplement updates and amends certain information contained in the current prospectus and summary prospectus, as applicable, for your variable universal life insurance Contract, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

On June 1, 2024, the Fidelity® VIP Index 500 Portfolio (“the Fund”) restated its expenses. The row for the Fund in APPENDIX A: Funds Available Under the Contract is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Large-Cap	Fidelity® VIP Index 500 Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) / Geode Capital Management, LLC (Geode)	0.34%	25.88%	15.27%	11.64%

On July 1, 2024, the AST J.P. Morgan Tactical Preservation Portfolio, the AST Large-Cap Growth Portfolio, the PSF Global Portfolio, and the PSF PGIM High Yield Bond Portfolio (“the Funds”) will restate their expenses. The rows for the Funds in APPENDIX A: Funds Available Under the Contract will be deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Balanced	AST J.P. Morgan Tactical Preservation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / J.P. Morgan Investment Management, Inc.	0.94%^	10.35%	5.08%	4.07%
Large-Cap Growth	AST Large-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC.; Jennison Associates LLC; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.	0.88%^	43.63%	15.03%	13.40%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC/ LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.78%^	19.59%	11.64%	8.28%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	11.82%	5.94%	5.17%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
PRODUCTSUP225
VULP14, VULP15, VULP18, VULP21, SVULP